Employee benefit obligations	6 Months Ended
Jun. 30, 2025
Employee benefit obligations.
Employee benefit obligations

11.   Employee benefit assets and obligations

Employee benefit assets and obligations at June 30, 2025 have been reviewed in respect of the latest discount rates, inflation rates and asset valuations. A net re-measurement gain of $1 million and a gain of $8 million has been recognized in the Consolidated Interim Statement of Comprehensive Income for the three and six months ended June 30, 2025 (2024: gain of $4 million and $9 million), respectively.

The re-measurement gain recognized for the three months ended June 30, 2025 consisted of an increase in the asset valuations of $3 million (2024: decrease of $4 million) and an increase in the obligations of $2 million (2024: decrease of $8 million).

The re-measurement gain recognized for the six months ended June 30, 2025 consisted of a decrease in the obligations of $7 million (2024: decrease of $14 million) and an increase in the asset valuations of $1 million (2024: decrease of $5 million).